ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative)			6 Months Ended		12 Months Ended
	Oct. 27, 2025 $ / shares shares	Feb. 14, 2025 shares	Jun. 30, 2026 USD ($) Subsidiary $ / shares shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Aug. 10, 2026 shares	Jul. 10, 2026 $ / shares	Mar. 31, 2026 USD ($)	Mar. 19, 2026 $ / shares shares	Oct. 26, 2025 shares	Aug. 19, 2025 USD ($)	Aug. 18, 2025 USD ($)	Apr. 11, 2025 USD ($)	Apr. 09, 2025 $ / shares	Mar. 31, 2025 USD ($)	Dec. 31, 2023 USD ($)	Jan. 11, 2022 $ / shares
Entity Incorporation, Date of Incorporation					Oct. 12, 2017
Number of first tier wholly owned subsidiaries			2		2
Number of second tier wholly owned subsidiaries			4		3
Accumulated deficit | $			$ 32,763,317		$ 26,879,081	$ 3,203,361
Working capital deficit | $			13,600,000		8,900,000
Net cash used in operating activities | $			6,174,176	$ 6,303,122	12,086,357	1,371,281
Stockholders' equity | $			$ 18,208,398	10,448,853	$ 16,243,466	$ 3,467,758			$ 13,681,847				$ 5,000,000	$ 50,000,000		$ 9,400,274	$ 5,246,111
Share price | $ / shares																		$ 5.00
Common stock, par value per share | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Common stock,shares outstanding	2,884,447		11,889,767		3,642,501	391,373					86,533,435
Restricted cash | $					$ 0
Reverse stock split	1-for-30 reverse stock split
Subsequent Event [Member]
Common stock, par value per share | $ / shares										$ 0.0001
Common stock,shares outstanding							25,840,335			4,188,187
Minimum [Member]
Stockholders' equity | $												$ 10,000,000
Share price | $ / shares															$ 1.00
Minimum [Member] | Subsequent Event [Member]
Share price | $ / shares								$ 1.00
Common Stock [Member]
Stockholders' equity | $			$ 1,189	$ 139	$ 364	$ 38			$ 551							$ 111	$ 27
Western Acquisition Ventures Corp [Member]
Number of preferred stock converted		500,000
Western Acquisition Ventures Corp [Member] | Series A Preferred Stock [Member]
Number of preferred stock converted		106,816
Western Acquisition Ventures Corp [Member] | Series B Preferred Stock [Member]
Number of preferred stock converted		3,000
Western Acquisition Ventures Corp [Member] | Series C Preferred Stock [Member]
Number of preferred stock converted		4,851
Western Acquisition Ventures Corp [Member] | Series D Preferred Stock [Member]
Number of preferred stock converted		6,666,666
Western Acquisition Ventures Corp [Member] | Series A Warrants [Member]
Number of preferred stock converted		22,696
Western Acquisition Ventures Corp [Member] | Series B Warrants [Member]
Number of preferred stock converted		200,000
Western Acquisition Ventures Corp [Member] | Series D Warrants [Member]
Number of preferred stock converted		242,424
Western Acquisition Ventures Corp [Member] | Common Stock Warrant [Member]
Number of preferred stock converted		9,006
Western Acquisition Ventures Corp [Member] | Series D Private Placement [Member]
Number of preferred stock converted		15,760
Western Acquisition Ventures Corp [Member] | Common Stock [Member]
Number of preferred stock converted		218,102
Western Acquisition Ventures Corp [Member] | Common Stock Warrant [Member]
Number of preferred stock converted		9,006
Western Acquisition Ventures Corp [Member] | Series D Private Placement [Member]
Number of preferred stock converted		15,760
Alliance Global Partners [Member] | Common Stock [Member]
Number of preferred stock converted		16,667
Seward & Kissel LLP [Member] | Common Stock [Member]
Number of preferred stock converted		8,333
Baker Hostetler LLP [Member] | Common Stock [Member]
Number of preferred stock converted		2,627